Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Instrument [Line Items]
Payment of FHLB advances	$ 30,000,000	$ 102,809,558	$ 24,491,486
Prepaid FHLB advances		60,000,000
FHLB Advance, prepayment penalty		809,558
FHLB advances, maturities period	2012-03	2011-01
Securities available for sale, pledged to secure FHLB advances	127,617,291	92,865,006
Line of credit commitments with FHLB	315,510,000
Line of credit commitments with FHLB, advanced	81,000,000	110,000,000
Callable
Debt Instrument [Line Items]
FHLB advances	25,000,000
Total assets
Debt Instrument [Line Items]
Line of credit commitments with FHLB, available	234,510,000
Collateralized Debt Obligations
Debt Instrument [Line Items]
Line of credit commitments with FHLB, available	140,741,581
Federal Home Loan Bank Of Atlanta
Debt Instrument [Line Items]
Line of credit commitments with FHLB, available	48,097,919
First Mortgage
Debt Instrument [Line Items]
Loans pledged, under a blanket floating collateral lien with FHLB	62,601,169
Commercial Loan
Debt Instrument [Line Items]
Loans pledged, under a blanket floating collateral lien with FHLB	$ 73,102,194